OTHER FINANCIAL ITEMS, NET (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
OTHER FINANCIAL ITEMS, NET [Abstract]
Amortization of deferred financing costs	$ (990)	$ (3,408)	$ (1,851)	$ (4,075)
Unrealized (mark-to-market) (losses) gains for interest rate swaps	(3,294)	4,826	(5,125)	7,095
Interest expense on un-designated interest rate swaps	(2,910)	(1,622)	(6,147)	(3,251)
Mark-to-market adjustment for currency swap derivatives	0	1,775	0	(4,839)
Foreign exchange (loss) gain on capital lease obligations and related restricted cash	(234)	(347)	(99)	7,584
Foreign exchange gains (losses) on operations	0	31	0	(44)
Other	(567)	(1,369)	(977)	(1,504)
Other financial items	$ (7,995)	$ (114)	$ (14,199)	$ 966